Share-based Option Plan - Summary of Measurement of Grant Date Fair Value of Share Options (Detail)											12 Months Ended		157 Months Ended
	Aug. 19, 2022 brazilianReal R$ / shares	Aug. 08, 2022 brazilianReal R$ / shares	Jul. 06, 2017 share R$ / shares	Mar. 14, 2017 share R$ / shares	Jul. 01, 2016 brazilianReal R$ / shares	Jul. 01, 2015 share R$ / shares	Jun. 30, 2014 share R$ / shares	Apr. 05, 2011 share R$ / shares	Mar. 24, 2011 share R$ / shares	Dec. 11, 2009 share R$ / shares	Dec. 31, 2022 brazilianReal share numeral	Dec. 31, 2021 share	Dec. 31, 2022 brazilianReal share	Dec. 31, 2020 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted											18,096,196	880,000
Number of share options outstanding in share-based payment arrangement | share											21,191,578	10,426,754	21,191,578	12,618,256
Total granted | numeral											4
December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche										25.00%
Purchasing period up to (years)										4 years
March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche									25.00%
Purchasing period up to (years)									4 years
April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche								25.00%
Purchasing period up to (years)								4 years
June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche							25.00%
Purchasing period up to (years)							4 years
July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche						25.00%
Purchasing period up to (years)						4 years
July 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares					R$ 14.50
Weighted average share price, share options granted | R$ / shares					R$ 10.14
Expected volatility, share options granted					43.10%
Expected dividend					1.10%
Average risk-free rate of return					12.20%
Exercise rate per tranche					25.00%
Weighted average remaining contractual life of outstanding share options					0 years
Purchasing period up to (years)					4 years
Granted | brazilianReal					820,250
Number of share options outstanding in share-based payment arrangement | brazilianReal											299,796		299,796
Total options available for exercise | brazilianReal											299,796
July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche			25.00%
Purchasing period up to (years)			4 years
March 14, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche				20.00%
Purchasing period up to (years)				5 years
August 8, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares		R$ 11.07
Weighted average share price, share options granted | R$ / shares		R$ 8.10
Expected volatility, share options granted		70.00%
Expected dividend		0.00%
Average risk-free rate of return		13.00%
Exercise rate per tranche		25.00%
Weighted average remaining contractual life of outstanding share options		3 years 7 months 6 days
Purchasing period up to (years)		4 years
Granted | brazilianReal		1,774,418
Number of share options outstanding in share-based payment arrangement | brazilianReal											1,774,418		1,774,418
Total options available for exercise | brazilianReal											0
August 8, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares		R$ 11.07
Weighted average share price, share options granted | R$ / shares		R$ 6.40
Expected volatility, share options granted		68.80%
Expected dividend		0.00%
Average risk-free rate of return		13.20%
Exercise rate per tranche		25.00%
Weighted average remaining contractual life of outstanding share options		2 years 7 months 6 days
Purchasing period up to (years)		4 years
Granted | brazilianReal		1,509,499
Number of share options outstanding in share-based payment arrangement | brazilianReal											1,509,499		1,509,499
Total options available for exercise | brazilianReal											373,250
August 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares	R$ 11.07
Weighted average share price, share options granted | R$ / shares	R$ 7.39
Expected volatility, share options granted	67.20%
Expected dividend	0.00%
Average risk-free rate of return	13.60%
Exercise rate per tranche	100.00%
Weighted average remaining contractual life of outstanding share options	7 months 6 days
Purchasing period up to (years)	1 year
Granted | brazilianReal	4,900,000
Number of share options outstanding in share-based payment arrangement | brazilianReal											4,900,000		4,900,000
Total options available for exercise | brazilianReal											0
August 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares	R$ 11.07
Weighted average share price, share options granted | R$ / shares	R$ 11.54
Expected volatility, share options granted	74.60%
Expected dividend	0.00%
Average risk-free rate of return	12.70%
Exercise rate per tranche	33.00%
Weighted average remaining contractual life of outstanding share options	4 years 7 months 6 days
Purchasing period up to (years)	5 years
Granted | brazilianReal	8,900,000
Number of share options outstanding in share-based payment arrangement | brazilianReal											8,900,000		8,900,000
Total options available for exercise | brazilianReal											0
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted											17,089,417	0	37,985,876
Number of share options outstanding in share-based payment arrangement | share											19,069,705	3,923,686	19,069,705	6,108,210
Total options available for exercise | share											2,359,038
Stock option plan | December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares										R$ 3.42
Weighted average share price, share options granted | R$ / shares										R$ 1.93
Expected volatility, share options granted										47.70%
Expected dividend										1.10%
Average risk-free rate of return										8.80%
Weighted average remaining contractual life of outstanding share options										0 years
Granted | share										5,032,800
Number of share options outstanding in share-based payment arrangement | share											182,870		182,870
Total options available for exercise | share											182,870
Stock option plan | March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares									R$ 6.44
Weighted average share price, share options granted | R$ / shares									R$ 4.16
Expected volatility, share options granted									54.80%
Expected dividend									1.10%
Average risk-free rate of return									12.00%
Weighted average remaining contractual life of outstanding share options									0 years
Granted | share									1,572,000
Number of share options outstanding in share-based payment arrangement | share											84,000		84,000
Total options available for exercise | share											84,000
Stock option plan | April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares								R$ 6.44
Weighted average share price, share options granted | R$ / shares								R$ 4.16
Expected volatility, share options granted								54.80%
Expected dividend								1.10%
Average risk-free rate of return								12.00%
Weighted average remaining contractual life of outstanding share options								0 years
Granted | share								656,000
Number of share options outstanding in share-based payment arrangement | share											7,500		7,500
Total options available for exercise | share											7,500
Stock option plan | June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares							R$ 19.15
Weighted average share price, share options granted | R$ / shares							R$ 11.01
Expected volatility, share options granted							40.60%
Expected dividend							1.10%
Average risk-free rate of return							12.50%
Weighted average remaining contractual life of outstanding share options							0 years
Granted | share							2,169,122
Number of share options outstanding in share-based payment arrangement | share											740,013		740,013
Total options available for exercise | share											740,013
Stock option plan | July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares						R$ 14.51
Weighted average share price, share options granted | R$ / shares						R$ 10.82
Expected volatility, share options granted						40.60%
Expected dividend						1.10%
Average risk-free rate of return						15.70%
Weighted average remaining contractual life of outstanding share options						0 years
Granted | share						627,810
Number of share options outstanding in share-based payment arrangement | share											199,864		199,864
Total options available for exercise | share											199,864
Stock option plan | July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares			R$ 22.57
Weighted average share price, share options granted | R$ / shares			R$ 12.82
Expected volatility, share options granted			43.40%
Expected dividend			1.10%
Average risk-free rate of return			10.30%
Weighted average remaining contractual life of outstanding share options			0 years
Granted | share			680,467
Number of share options outstanding in share-based payment arrangement | share											471,745		471,745
Total options available for exercise | share											471,745
Stock option plan | March 14, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$) | R$ / shares				R$ 11.85
Weighted average share price, share options granted | R$ / shares				R$ 4.82
Expected volatility, share options granted				50.60%
Expected dividend				1.10%
Average risk-free rate of return				11.30%
Weighted average remaining contractual life of outstanding share options				0 years
Granted | share				9,343,510
Number of share options outstanding in share-based payment arrangement | share											0		0
Total options available for exercise | share											0